Preference shares liabilities - Movements (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of financial liabilities [line items]
Balance at the beginning	$ 40,821,718
Balance at the end	112,900,387
Preference shares liabilities
Disclosure of financial liabilities [line items]
Reclassification of Series A, Series B and Series C preference shares from equity	279,832,806
Conversion of convertible securities to Series D preference shares (note 25)	50,193,319
Issuance of Series E preference shares	25,970,000
Changes in the carrying amount of preference shares liabilities (note 6(a))	5,009,847
Changes in fair value recognized in profit or loss	125,398,798
Balance at the end	486,404,770
Present value of redemption amount | Preference shares liabilities
Disclosure of financial liabilities [line items]
Reclassification of Series A, Series B and Series C preference shares from equity	25,433,864
Conversion of convertible securities to Series D preference shares (note 25)	11,974,503
Issuance of Series E preference shares	18,954,939
Changes in the carrying amount of preference shares liabilities (note 6(a))	5,009,847
Balance at the end	61,373,153
Conversion feature | Preference shares liabilities
Disclosure of financial liabilities [line items]
Reclassification of Series A, Series B and Series C preference shares from equity	254,398,942
Conversion of convertible securities to Series D preference shares (note 25)	38,218,816
Issuance of Series E preference shares	7,015,061
Changes in fair value recognized in profit or loss	125,398,798
Balance at the end	$ 425,031,617